LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Net (loss) income per share
LOSS PER SHARE

NOTE 11—LOSS PER SHARE

Basic loss per share (EPS) is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The dilutive common stock equivalent shares consist of preferred stock, stock options, warrants, restricted stock awards, and restricted stock units computed under the treasury stock method, using the average market price during the period.

The following table sets forth the computation of basic loss per share (in thousands, except share and per share data):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss:	$(4,905)	$(3,824)
Denominator:
Weighted average shares of common stock – basic	12,619,512	10,402,508
Loss per share:
Basic	$(0.39)	$(0.37)
Diluted	$(0.39)	$(0.37)

The following table represents the weighted average number of anti-dilutive instruments excluded from the computation of diluted loss per share:

	Years Ended December 31,
	2025	2024
Anti-dilutive instruments excluded from computation of diluted net loss per share:

Preferred Stock	144,444	144,444

Stock Options	-	221,000

Warrants	1,555,207	4,628,586

Stock purchase plan	-	-

Convertible note	652,174	956,527

Restricted Stock Units and Restricted Stock Awards	1,624,392	2,020,396